Events occurring after the reporting period - Additional Information (Detail) - Issue Of Securities [Member] - SVB Securities LLC [Member] - At The Market Agreement [Member]
€ in Millions, shares in Millions, $ in Millions
	Aug. 09, 2022 EUR (€) shares	Aug. 09, 2022 USD ($) shares
Events Occurring After The Reporting Period [Line Items]
Gross proceeds from issue of securities	€ 3.7	$ 3.8
Number of shares issued	0.4	0.4